Prepayments, Deposits and Other Current Assets	6 Months Ended
Jun. 30, 2023
Prepayments, Deposits, and Other Current Assets [Abstract]
Prepayments, Deposits and Other Current Assets
4.	Prepayments, deposits and other current assets

Prepaid expenses and other current assets consisted of the following:

	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Deposits to software developer	$484	$675
Prepayments to suppliers	143	275
Prepayments to potential companies	6,460	-
Prepaid service fee	1,000
Other current assets	45	46
Total	$8,132	$996

On February 27, 2023, the Company (the “Buyer”) entered into a purchase agreement (the “SPA”) with Mrs. Jianxia Zhuang, a PRC citizen (the “Seller”), and Fujian Hongxing Management Consulting Co., Limited, registered in Fujian Province (the “Target”), pursuant to which the Company agreed to purchase 100% of the equity interest of the Target. The purchase price for the Target shares will be determined after the completion of the financial due diligence. The buyer immediately pays $1.38 million deposit at the time of signing this agreement and the remaining shall be settled at the Closing. On August 28, 2023, the Company terminated this potential acquisition after due diligence of it with unsatisfactory performance and withdraw the full payment of $1.38 million.

On February 27, 2023, the Company (the “Buyer”) entered into another purchase agreement (the “SPA”) with Mr. Ya Li, a PRC citizen (the “Seller”), and two schools named: Quanzhou City Lichen Accounting Vocational Training School (Quanzhou School) and Jinjiang Xingminqi Accounting Vocational Training School (Jinjiang School), registered in Fujian Province (the “Target”), pursuant to which the Company agreed to purchase 100% of the equity interest of two targets. The purchase price for the Target shares is $6.92 million. The buyer immediately pays $2.08 million deposit at the time of signing this agreement to the personal account of Mr. Ya Li, the legal representative and the ultimate controller of Quanzhou School and Jinjiang School, and the remaining shall be settled at the Closing. On September 12, 2023, the Company terminated this potential acquisition after comprehensive consideration on the unsatisfactory performance of the Targets from the due diligence, and withdrew the full payment of $2.08 million from Mr. Ya Li.

On March 9, 2023, the Company (the “Buyer”) entered into a purchase agreement (the “SPA”) with Zhou Zisu, a PRC citizen (the “Seller”), and Bounly Enterprise Limited, a proprietary company registered in HongKong (the “Target”), pursuant to which the Company agreed to purchase 100% of the equity interest of the Target. The purchase price for the Target shares will be determined after the completion of the financial due diligence. The buyer immediately pays $3 million deposit at the time of signing this agreement and the remaining shall be settled at the Closing. The deposit is refundable and should be returned to the buyer if the conditions to Closing are not met. The due diligence of the Target is still in process.

On February 10, 2023, the Company prepaid $1 million service fee to Jinhe Capital Limited (“Jinhe”) for the service of potential acquisition introduction. Jinhe helps the Company to introduce and negotiate with potential acquisition. The deposit is refundable and should be returned to the Company if the potential acquisition terminates.